RELATED PARTY TRANSACTIONS (Details)	1 Months Ended
	Sep. 30, 2020	Jun. 30, 2022	Mar. 24, 2022	Jun. 30, 2021
Beijing Xiaodu Mutual Entertainment Technology Co., Ltd. ("Beijing Xiaodu") | VIE
RELATED PARTY TRANSACTIONS
% of shareholder	7.13%
Beijing Deran Technology Co., Ltd [Member] | VIE
RELATED PARTY TRANSACTIONS
% of Ownership		51.00%
Beijing Deran Technology Co., Ltd [Member] | Beijing Deran Technology Co., Ltd [Member]
RELATED PARTY TRANSACTIONS
% of Ownership				33.38%
Beijing Deran Technology Co., Ltd [Member] | Beijing Deran Technology Co., Ltd [Member] | Beijing Deran Technology Co., Ltd [Member]
RELATED PARTY TRANSACTIONS
% of Ownership			51.00%
Wuhan Qiyun Shilian Technology Co., , Ltd. . ("Wuhan Qiyun Shilian") | Wuhan Qiyun Shilian Technology Co., , Ltd. . ("Wuhan Qiyun Shilian")
RELATED PARTY TRANSACTIONS
% of Ownership		15.00%